Senior Notes And Secured Indebtedness (Principal Amounts Of Senior Notes Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 283,500	$ 283,483
7 5/8% Senior Notes due December 15, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes		66,704
10 3/4% Senior Notes due April 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes		138,912
7 1/2% Senior Notes due February 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes		$ 77,867